DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2026
Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of operating results attributed to discontinued operation
	June 30,
	2026	2025(*)

Revenues	-	493
Cost of sales	-	123

Gross profit	-	370
Research and development, selling, general and administrative expenses	481	3,840

Operating loss	(481)	(3,470)
Finance expenses	(10)	(109)

Loss before taxes on income	(491)	(3,579)
Taxes on income	1	-

Loss after taxes on income	(492)	(3,579)

Loss from discontinued operations, net	(492)	(3,579)

Attributable to:
Equity holders of the Company	(465)	(3,040)
Non-controlling interests	(27)	(539)

	(492)	(3,579)

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.